ANNUAL   REPORT

--------------------------------------------------------------------------------

Investors
Municipal
Cash Fund


March 31, 2000



o    Tax-Exempt New York Money Market Fund


o    Investors Pennsylvania Municipal Cash Fund


o    Investors Florida Municipal Cash Fund


o    Investors New Jersey Municipal Cash Fund


o    Investors Michigan Municipal Cash Fund


Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

Dear Shareholder:


We appreciate your decision to invest in the Investors Municipal Cash Fund. The Fund series includes:

     o    Tax-Exempt New York Money Market Fund
     o    Investors Pennsylvania Municipal Cash Fund
     o    Investors Florida Municipal Cash Fund
     o    Investors New Jersey Municipal Cash Fund
     o    Investors Michigan Municipal Cash Fund

To provide you with an update of holdings and financial highlights, on the following pages you'll find the Fund's annual report for the year ended March 31, 2000.

Thank you again for your investment in the Investors Municipal Cash Fund. We look forward to serving your investment needs for years to come.


/s/Frank Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

May 3, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.



Fund Results

For the twelve month period ended March 31, 2000
--------------------------------------------------------------------------------
                                                          Equivalent  7-Day
                                                          Taxable    Average
                                               Net Yield   Yield      Yield
--------------------------------------------------------------------------------
Tax-Exempt New York
Money Market Fund                               2.58%      4.57%      2.90%
--------------------------------------------------------------------------------
Investors Pennsylvania
Municipal Cash Fund                             2.61%      4.27%      2.95%
--------------------------------------------------------------------------------
Investors Florida
Municipal Cash Fund                             2.58%      4.10%      2.91%
--------------------------------------------------------------------------------
Investors New Jersey
Municipal Cash Fund                             2.42%      4.11%      2.73%
--------------------------------------------------------------------------------
Investors Michigan
Municipal Cash Fund                             2.65%      4.41%      3.08%
--------------------------------------------------------------------------------


Notes

The Fund's net yield is the sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare the Fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the Fund's yield and a combined Federal and State of New York and New York City marginal income tax rate of 43.5%. The Pennsylvania, New Jersey, and Michigan Funds' equivalent taxable yields are based upon the Funds' yields and a combined Federal and State marginal income tax rate of 38.9%, 41.1%, and 39.9% respectively. The Florida Fund equivalent taxable yield is based upon the Fund's yield and a 37.1% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.




                                       1

Portfolio of Investments at March 31, 2000
                                                                                            Principal
                                                                                             Amount        Value
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund
------------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 55.8%
------------------------------------------------------------------------------------------------------------------------
New York Obligations
------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,
   Cornell University, 3.90%                                                           $    8,100,000 $    8,100,000
------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,
   Memorial Sloan, 3.90%                                                                    3,000,000      3,000,000
------------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,
   Long Island Corp., 3.80%                                                                 4,000,000      4,000,000
------------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,
   Niagara Mohawk Power Corp. Project, 3.90%                                                4,600,000      4,600,000
------------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,
   Niagara Mohawk Power Corp. Project, 4.15%                                                4,090,000      4,090,000
------------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,
   Orange & Rockland Project, 3.55%                                                         3,200,000      3,200,000
------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Service Contract Obligation, 3.75%                                                       7,400,000      7,400,000
------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   East 84th Street, 3.75%                                                                  7,500,000      7,500,000
------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Hospital for Special Surgery, 3.60%                                                        900,000        900,000
------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Normandie Court I Project, 3.70%                                                        11,500,000     11,500,000
------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   East 39 Street, 3.80%                                                                   10,000,000     10,000,000
------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Sixth Avenue, 3.80%                                                                      9,000,000      9,000,000
------------------------------------------------------------------------------------------------------------------------
New York Local Government Assistance Corp., 3.60%                                           2,200,000      2,200,000
------------------------------------------------------------------------------------------------------------------------
New York Medical Care Facilities Finance Agency, 3.60%                                      1,600,000      1,600,000
------------------------------------------------------------------------------------------------------------------------
Babylon
   Industrial Development Agency,
   J. D'Addario Realty Co. Project, 3.85%                                                   1,900,000      1,900,000


    The accompanying notes are an integral part of the finanical statements.

                                       2

                                                                                            Principal
                                                                                             Amount        Value
------------------------------------------------------------------------------------------------------------------------

Babylon
   Industrial Development Agency,
   OFS Equity Babylon Project, 4.00%                                                   $    1,500,000 $    1,500,000
------------------------------------------------------------------------------------------------------------------------
Babylon
   Industrial Development Agency,
   Ogden Martin Systems Project, 3.55%                                                      7,000,000      7,000,000
------------------------------------------------------------------------------------------------------------------------
Long Island
   Power Authority Electric System, 4.00%                                                   3,210,000      3,210,000
------------------------------------------------------------------------------------------------------------------------
New York City
   General Obligation, 3.65%-4.10%                                                         13,005,000     13,005,000
------------------------------------------------------------------------------------------------------------------------
New York City
   Health and Hospitals Corporation, 3.65%-3.70%                                           10,040,000     10,040,000
------------------------------------------------------------------------------------------------------------------------
New York City
   Housing Development Corporation,
   Columbus Gardens, 3.60%                                                                  3,800,000      3,800,000
------------------------------------------------------------------------------------------------------------------------
New York City
   Trust for Cultural Resources
   Carnegie Hall, 3.65%                                                                     1,650,000      1,650,000
------------------------------------------------------------------------------------------------------------------------
New York City
   Water Finance Authority,
   Water & Sewer System, 4.10%                                                              6,200,000      6,200,000
------------------------------------------------------------------------------------------------------------------------
Niagara County
   Industrial Development Agency
   Solid Waste Disposable, 3.90%                                                            9,500,000      9,500,000
------------------------------------------------------------------------------------------------------------------------
St. Lawrence County
   Industrial Development Agency,
   Reynolds Metals Company Project, 3.70%                                                     500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $135,395,000)                                                135,395,000
------------------------------------------------------------------------------------------------------------------------

Other Securities -- 44.2%
------------------------------------------------------------------------------------------------------------------------
New York
   Dormitory Authority, Columbia University,
   3.45%-3.70%, 4/7/2000-4/13/2000                                                          9,000,000      9,000,000
------------------------------------------------------------------------------------------------------------------------
New York
   General Obligation, 3.85%, 5/11/2000                                                     2,500,000      2,500,000


    The accompanying notes are an integral part of the finanical statements.



                                       3

                                                                                            Principal
                                                                                             Amount        Value
------------------------------------------------------------------------------------------------------------------------

New York
   Metropolitan Transportation Authority,
   3.55%-3.75%, 4/13/2000-5/10/2000                                                    $   11,000,000 $   11,000,000
------------------------------------------------------------------------------------------------------------------------
New York
   Power Authority, 3.75%-3.90%, 5/8/2000-5/12/2000                                        21,300,000     21,300,000
------------------------------------------------------------------------------------------------------------------------
New York
   Water Finance Authority, 3.65%, 5/4/2000                                                 3,300,000      3,300,000
------------------------------------------------------------------------------------------------------------------------
Buffalo
   Revenue Anticipation Notes, 4.65%, 7/25/2000                                             2,005,229      2,005,229
------------------------------------------------------------------------------------------------------------------------
Long Island
   Power Authority, 3.55%-4.05%, 4/10/2000-6/12/2000                                       24,500,000     24,500,000
------------------------------------------------------------------------------------------------------------------------
Nassau County
   Tax Anticipation Notes, 4.75%-4.85%, 4/28/2000-8/31/2000                                 3,605,995      3,605,995
------------------------------------------------------------------------------------------------------------------------
New York City
   General Obligation, 3.90%, 5/12/2000                                                     1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
New York City
   Municipal Water Finance Authority, 3.55%-3.80%,
   4/11/2000-4/27/2000                                                                     29,200,000     29,200,000
------------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $107,411,224)                                                               107,411,224
------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $242,806,224) (a)                                              $ 242,806,224
------------------------------------------------------------------------------------------------------------------------


     Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)  Cost for federal income tax purposes was $242,806,224.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2000 and are payable within five business days. Portfolio of Investments at March 31, 2000

    The accompanying notes are an integral part of the finanical statements.

Portfolio of Investments at March 31, 2000

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund
------------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 79.9%
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Obligations
------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education
   Educational Facilities Authority Revenue, Series B, 3.90%                           $      415,000 $      415,000
------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education
   Educational Facilities Authority Revenue, Series C, 3.95%                                  600,000        600,000
------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education
   Educational Facilities Authority Revenue, Series D, 3.95%                                1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education Assistance Agency
   Student Loan Revenue, Series B, 4.00%                                                      100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education Assistance Agency
   Student Loan Revenue, Series A, 4.00%                                                      500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Allegheny County
   Industrial Development Authority, 3.90%                                                    100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Allentown
   Hospital Authority Revenue, 4.00%                                                          100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Bucks County
   Industrial Development Authority, 3.85%                                                    300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Cambria County
   Industrial Development Authority, 3.95%                                                    600,000        600,000
------------------------------------------------------------------------------------------------------------------------
Chester County
   Industrial Development Authority, 4.15%                                                    100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Dallastown Area School District
   General Obligation, 3.94%                                                                  295,000        295,000
------------------------------------------------------------------------------------------------------------------------
Dauphin County
   General Authority Revenue, 3.94%                                                           700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Delaware County
   Industrial Development Authority, 4.00%                                                    650,000        650,000
------------------------------------------------------------------------------------------------------------------------
Delaware Valley
   Regional Financing Authority, 3.85%                                                        700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, Series B, 3.90%                                                 200,000        200,000
------------------------------------------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, Series A, 4.00%                                                 700,000        700,000


    The accompanying notes are an integral part of the finanical statements.


                                       5

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

Erie County
   Hospital Authority Revenue, 4.10%                                                   $      100,000 $      100,000
------------------------------------------------------------------------------------------------------------------------
Gettysburg
   Industrial Development Authority, 3.95%                                                    100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Gettysburg
   Industrial Development Authority, 3.90%                                                    700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Indiana County
   Industrial Development Authority, 3.95%                                                    100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Lancaster County
   General Obligation, 3.94%                                                                  300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Lancaster County
   Hospital Authority Revenue, 3.96%                                                          300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Lebanon County
   Health Center Revenue, 3.96%                                                               400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Lehigh County
   General Purpose Authority Revenue, Series A, 4.00%                                         500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Lehigh County
   Industrial Development Authority, 4.10%                                                    280,000        280,000
------------------------------------------------------------------------------------------------------------------------
Northumberland County
   Industrial Development Authority, 4.00%                                                    470,000        470,000
------------------------------------------------------------------------------------------------------------------------
Philadelphia
   Authority for Individual Development Revenue, 3.95%                                        800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Philadelphia, Hospital and Higher Education Facilities Authority
   Hospital Revenue, 3.95%                                                                    300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Quakertown
   Hospital Authority Revenue, 4.00%                                                          100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Schuylkill County
   Industrial Development Authority, 3.85%                                                    700,000        700,000
------------------------------------------------------------------------------------------------------------------------
State Public School
   Building Authority Revenue, Series D, 3.94%                                                600,000        600,000
------------------------------------------------------------------------------------------------------------------------
University of Pittsburgh
   Higher Education Revenue, Series A, 3.60%                                                  400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Venango
   Industrial Development Authority, 4.10%                                                    285,000        285,000
------------------------------------------------------------------------------------------------------------------------
Washington County
   Authority Lease Revenue, 3.95%                                                             400,000        400,000


    The accompanying notes are an integral part of the finanical statements.


                                       6

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

York County
   Industrial Development Authority, 3.90%                                             $      100,000 $      100,000
------------------------------------------------------------------------------------------------------------------------
Other Obligations
------------------------------------------------------------------------------------------------------------------------
Indiana
   Jasper County
   Pollution Control Revenue, 4.00%                                                           300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Texas
   Harris County
   Health Facility Development Corporation Revenue, Series B, 4.10%                         1,100,000      1,100,000
------------------------------------------------------------------------------------------------------------------------
   North Central Texas
   Health Facilities Development Corporation Revenue, 4.10%                                   800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $16,695,000)                                                  16,695,000
------------------------------------------------------------------------------------------------------------------------

Other Securities -- 20.1%
------------------------------------------------------------------------------------------------------------------------
Pennsylvania State
   General Obligation, 3.85%, 5/8/2000                                                        800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Beaver County Duequesne
   Industrial Development Authority, 3.75%, 4/3/2000                                          500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Carbon County
   Industrial Development Authority, 3.80%, 4/14/2000                                         300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Carbon County
   Industrial Development Authority, 3.80%, 4/14/2000                                         500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Delaware County
   Industrial Development Authority, 3.65%, 4/11/2000                                         500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Montgomery County
   Industrial Development Authority, 3.65%, 5/9/2000                                          500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Montgomery County
   Industrial Development Authority, 4.00%, 6/9/2000                                        1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Philadelphia
   Tax and Revenue Anticipation Notes, Series A, 4.25%, 6/30/2000                             100,000        100,179
------------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $4,200,179)                                                                   4,200,179
------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $20,895,179) (a)                                             $   20,895,179
------------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)  Cost for federal income tax purposes was $20,895,179.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2000 and are payable within five business days. Portfolio of Investments at March 31, 2000

    The accompanying notes are an integral part of the finanical statements.

Portfolio of Investments at March 31, 2000

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund
------------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 75.8%
------------------------------------------------------------------------------------------------------------------------
Florida Obligations
------------------------------------------------------------------------------------------------------------------------
Alachua County
   Health Facilities Authority, 4.10%                                                  $      330,000 $      330,000
------------------------------------------------------------------------------------------------------------------------
Alachua County
   Health Facilities Authority, 3.85%                                                         700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Alachua County
   Health Facilities Authority, 4.20%                                                         250,000        250,000
------------------------------------------------------------------------------------------------------------------------
Broward County
   Industrial Development Authority, 4.15%                                                    195,000        195,000
------------------------------------------------------------------------------------------------------------------------
Capital Projects Financing Authority, 3.90%                                                 1,600,000      1,600,000
------------------------------------------------------------------------------------------------------------------------
Citrus Park
   Community Development Authority, 3.85%                                                     900,000        900,000
------------------------------------------------------------------------------------------------------------------------
Collier County Clinic 99, 4.00%                                                             1,400,000      1,400,000
------------------------------------------------------------------------------------------------------------------------
Dade County
   Aviation Facilities Authority, 3.85%                                                       330,000        330,000
------------------------------------------------------------------------------------------------------------------------
Dade County
   Dolphins Stadium Project, 3.85%                                                          1,050,000      1,050,000
------------------------------------------------------------------------------------------------------------------------
Dade County
   Spectrum Programs, Inc. Project, 4.05%                                                     775,000        775,000
------------------------------------------------------------------------------------------------------------------------
Dade County
   Water and Sewer System Revenue, 3.80%                                                      900,000        900,000
------------------------------------------------------------------------------------------------------------------------
Escambia County
   Health Facilities Authority, 4.20%                                                         250,000        250,000
------------------------------------------------------------------------------------------------------------------------
Gulf Breeze Revenue, 3.90%                                                                  1,795,000      1,795,000
------------------------------------------------------------------------------------------------------------------------
Hillsborough County
   Industrial Development Authority, 4.10%                                                    400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Hillsborough County
   Industrial Development Authority, 4.05%                                                  1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
Jacksonville
   Health Facilities Authority, 4.05%                                                         500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Jacksonville
   Industrial Development Authority, 3.95%                                                  3,000,000      3,000,000


    The accompanying notes are an integral part of the finanical statements.


                                       8

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------
Orange County
   Health Facilities Authority Revenue, 3.90%                                          $    1,480,000 $    1,480,000
------------------------------------------------------------------------------------------------------------------------
Orange County
   Health Facilities Authority Revenue, 4.05%                                                 300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Orange County
   Housing Finance Authority Revenue, 3.85%                                                 1,250,000      1,250,000
------------------------------------------------------------------------------------------------------------------------
Orlando
   Republic Drive Interchange Project, 3.80%                                                  700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Putnam County
   Development Authority Pollution Control Revenue, 3.95%                                     825,000        825,000
------------------------------------------------------------------------------------------------------------------------
Putnam County
   Development Authority Pollution Control Revenue, 3.95%                                   2,445,000      2,445,000
------------------------------------------------------------------------------------------------------------------------
Sunshine State Government Finance Authority, 3.90%                                          1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
Other Obligations
------------------------------------------------------------------------------------------------------------------------
Michigan
   University of Michigan Hospital Revenue, 4.00%                                             700,000        700,000
------------------------------------------------------------------------------------------------------------------------
New York
   New York State Energy and Development Authority, 4.15%                                   1,010,000      1,010,000
------------------------------------------------------------------------------------------------------------------------
Texas
   Sabine River Authority Pollution Control Revenue, 4.15%                                    700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Washington DC
   General Obligation, 4.10%                                                                1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Washington DC
   General Obligation, 4.00%                                                                  500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $28,285,000)                                                  28,285,000
------------------------------------------------------------------------------------------------------------------------

Other Securities -- 24.2%
------------------------------------------------------------------------------------------------------------------------
Dade County School District Revenue, 7.00%, 8/1/2000                                        1,400,000      1,414,233
------------------------------------------------------------------------------------------------------------------------
Florida Municipal Power Agency, 3.95%, 5/10/2000                                              200,000        200,000
------------------------------------------------------------------------------------------------------------------------
Florida Municipal Power Agency, 3.70%, 5/10/2000                                            1,300,000      1,300,000
------------------------------------------------------------------------------------------------------------------------
Jacksonville Electric Revenue, 3.45%, 4/12/2000                                             1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Orange County Health Facilities Authority, 4.10%, 5/11/2000                                   500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Orange County Health Facilities Authority, 4.10%, 5/15/2000                                   500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Orlando Capital Improvement Revenue, 3.80%, 4/10/2000                                       1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
Orlando Capital Improvement Revenue, 3.85%, 4/12/2000                                         400,000        400,000


    The accompanying notes are an integral part of the finanical statements.


                                       9

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

Orlando Capital Improvement Revenue, 3.90%, 4/12/2000                                  $    1,000,000 $    1,000,000
------------------------------------------------------------------------------------------------------------------------
Pinellas County Education Facilities Authority, 4.10%, 5/9/2000                             1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Sarasota County Hospital Revenue, 3.80%, 5/11/2000                                            200,000        200,000
------------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $9,014,233)                                                                   9,014,233
------------------------------------------------------------------------------------------------------------------------
Total Investments -- 100% (Cost: $37,299,233) (a)                                                     $   37,299,233
------------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)  Cost for federal income tax purposes was $37,299,233.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2000, and are payable within five business days. Portfolio of Investments at March 31, 2000

    The accompanying notes are an integral part of the finanical statements.

Portfolio of Investments at March 31, 2000

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund
------------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 74.9%
------------------------------------------------------------------------------------------------------------------------
New Jersey Obligations
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   AIRIS Newark Project, 3.90%                                                         $    2,200,000 $    2,200,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Blair Academy, School Revenue, 3.75%                                                     1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Dow Chemical Company, El Dorado Terminals Revenue, 3.95%                                 1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Foreign Trade Zone Project, 3.90%                                                        2,000,000      2,000,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   400 International Drive Partners, 3.10%                                                  1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   General Motors Project, 3.45%                                                            1,105,000      1,105,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   National Utility Investors Corp. Project, 3.85%                                          1,200,000      1,200,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Natural Gas Co. Project, 3.60%                                                             200,000        200,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Public Service Electric and Gas Co., 3.30%                                               1,800,000      1,800,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Stolthaven Project, 3.95%                                                                1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Thermal Energy Facilities Revenue, 3.60%                                                 2,100,000      2,100,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Water Facilities Authority Revenue, 4.10%                                                  700,000        700,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Healthcare Facilities Financing Authority,
   Hospital Capital Asset Financing, 3.70%                                                    600,000        600,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Healthcare Facilities Financing Authority,
   Pascack Community Services, 3.70%                                                          300,000        300,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Sports and Exposition Authority, 3.80%                                           2,145,000      2,145,000
------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, 3.40%                                                        2,100,000      2,100,000


    The accompanying notes are an integral part of the finanical statements.


                                       11

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

Essex County
   Improvement Authority Revenue, 3.45%                                                $    1,500,000 $    1,500,000
------------------------------------------------------------------------------------------------------------------------
Somerset County
   Pollution Control Revenue, 3.65%                                                         1,200,000      1,200,000
------------------------------------------------------------------------------------------------------------------------
Union County
   Pollution Control Revenue, 3.00%-3.40%                                                   1,800,000      1,800,000
------------------------------------------------------------------------------------------------------------------------
Other Obligations
------------------------------------------------------------------------------------------------------------------------
Alabama
   Phoenix, Industrial Development Board,
   Environmental Improvement Revenue, 4.10%                                                 3,000,000      3,000,000
------------------------------------------------------------------------------------------------------------------------
Indiana
   Jasper County, Northern Indiana Public Service,
   Industrial Pollution Control Revenue, 4.00%                                              2,000,000      2,000,000
------------------------------------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
   Versatile Structure Special Obligation Revenue, 3.85%                                    1,400,000      1,400,000
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth
   Government Development Bank, 3.15%                                                         300,000        300,000
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth
   Highway and Transportation Authority, 3.25%                                              1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth
   Industrial, Tourist, Educational, Medical and Environmental Control Facilities             300,000        300,000
   Financing Authority, 3.45%
------------------------------------------------------------------------------------------------------------------------
Texas
   Sabine River Authority, Utilities Electric Co.,
   Pollution Control Revenue, 4.15%                                                           700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $35,150,000)                                                  35,150,000
------------------------------------------------------------------------------------------------------------------------

Other Securities -- 25.1%
------------------------------------------------------------------------------------------------------------------------
New Jersey
   Economic Development Authority, 3.50%, 4/10/2000                                           900,000        900,000
------------------------------------------------------------------------------------------------------------------------
New Jersey
   Educational Facilities, Princeton, 3.55%, 5/10/2000-5/12/2000                            2,000,000      2,000,000
------------------------------------------------------------------------------------------------------------------------
New Jersey
   Port Authority, 3.55%-3.95%, 4/10/2000-6/12/2000                                         2,600,000      2,600,000
------------------------------------------------------------------------------------------------------------------------
New Jersey
   Transportation 2000A, 3.65%-3.80%, 4/11/2000-4/13/2000                                   2,500,000      2,500,000


    The accompanying notes are an integral part of the finanical statements.


                                       12

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

Puerto Rico Commonwealth
   Government Development Bank, 3.65%, 4/10/2000                                       $      800,000 $      800,000
------------------------------------------------------------------------------------------------------------------------
Salem County
   Pollution Control Revenue, 3.40%, 4/11/2000                                              2,000,000      2,000,000
------------------------------------------------------------------------------------------------------------------------
Union County
   Import Authority Correctional Facility, 5.40%, 6/15/2000                                 1,000,000      1,003,595
------------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $11,803,595)                                                                 11,803,595
------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $46,953,595) (a)                                             $   46,953,595
------------------------------------------------------------------------------------------------------------------------

     Interest rates represent yield to date of maturity, except for variable rate securities described below.

(a)  Cost for federal income tax purposes was $46,953,595.

* Variable rate demand securities are securities whose yield vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2000, and are payable within five business days. Portfolio of Investments at March 31, 2000

    The accompanying notes are an integral part of the finanical statements.

Portfolio of Investments at March 31, 2000

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund
------------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 78.4%
------------------------------------------------------------------------------------------------------------------------
Michigan Obligations
------------------------------------------------------------------------------------------------------------------------
Michigan State University,
   Higher Education Authority, 3.85%                                                   $      500,000 $      500,000
------------------------------------------------------------------------------------------------------------------------
Michigan Higher Education Authority,
   Student Loan, 3.90%                                                                        800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Financing Authority,
   Covenant Retirement, 3.95%                                                                 430,000        430,000
------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Financing Authority,
   Hospital Equipment, 3.85%                                                                  400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Financing Authority,
   Hospital Equipment, 3.85%                                                                  400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Financing Authority,
   Mt Clemens General Hospital, 3.90%                                                         800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Michigan Housing Development Authority, 3.90%                                                 800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Michigan Job Development Authority,
   Gordon Food Service, Inc. Project, 3.90%                                                   800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Michigan Job Development Authority,
   Kenwood Residence, 3.65%                                                                 1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Continental Aluminum Project, 4.05%                                                        400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Creative Foam Corp. Project, 4.10%                                                         400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   General Motors Corp. Project, 4.00%                                                        900,000        900,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Hope Network, Inc. Project, 4.00%                                                          400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Obligation Revenue, 4.05%                                                                  900,000        900,000
------------------------------------------------------------------------------------------------------------------------
University of Michigan Hospitals, 4.00%                                                     1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Bruce Township
Hospital Financing Authority, 3.90%                                                           500,000        500,000


    The accompanying notes are an integral part of the finanical statements.


                                       14

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------

Cornell Township
   Economic Development Corp., 3.95%                                                   $      800,000 $      800,000
------------------------------------------------------------------------------------------------------------------------
Delta County
   Economic Development Corp., 3.95%                                                          100,000        100,000
------------------------------------------------------------------------------------------------------------------------
Delta County
   Economic Development Corp., 4.00%                                                        1,100,000      1,100,000
------------------------------------------------------------------------------------------------------------------------
Detroit
   Sewage Revenue, 3.90%                                                                      800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Farmington Hills
   Economic Development Authority, 4.25%                                                      365,000        365,000
------------------------------------------------------------------------------------------------------------------------
Genesee County
   Economic Development Authority, 4.10%                                                      400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Grand Rapids
   Water Supply Revenue, 3.85%                                                                800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Oakland County
   Economic Development Corp., 4.05%                                                          200,000        200,000
------------------------------------------------------------------------------------------------------------------------
Sterling Heights
   Economic Development Corp., 4.10%                                                          700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Wayne County
   Airport Revenue, 3.90%                                                                   1,100,000      1,100,000
------------------------------------------------------------------------------------------------------------------------
Other Obligations
------------------------------------------------------------------------------------------------------------------------
Louisiana
Offshore Terminal Authority,
   Deepwater Revenue, 4.00%                                                                   400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Texas
Brazos River Authority,
   Pollution Control Project, 4.15%                                                         1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $18,195,000)                                                  18,195,000
------------------------------------------------------------------------------------------------------------------------

Other Securities -- 21.6%
------------------------------------------------------------------------------------------------------------------------
Michigan
   Municipal Bond Authority, 4.25%, 8/25/2000                                                 500,000        500,436
------------------------------------------------------------------------------------------------------------------------
Michigan
   Strategic Fund
   3.65%-3.95%, 4/10/2000-5/11/2000                                                         2,000,000      2,000,000


    The accompanying notes are an integral part of the finanical statements.


                                       15

                                                                                              Principal
                                                                                               Amount        Value
------------------------------------------------------------------------------------------------------------------------
University of Michigan Regents,
   3.70%-3.75%, 4/10/2000-4/11/2000                                                    $    2,100,000 $    2,100,000
------------------------------------------------------------------------------------------------------------------------
Cornell Township
   Economic Development Corp., 3.45%, 4/5/2000                                                400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $5,000,436)                                                                   5,000,436
------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $23,195,436) (a)                                           $   23,195,436
------------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)  Cost for federal income tax purposes was $23,195,436.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2000 and are payable within five business days. Financial Statements

    The accompanying notes are an integral part of the finanical statements.

Financial Statements

---------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------

as of March 31, 2000                         New York     Pennsylvania      Florida       New Jersey      Michigan
---------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized
cost                                     $  242,806,224     20,895,179     37,299,233      46,953,595     23,195,436
---------------------------------------------------------------------------------------------------------------------
Cash                                          3,433,695        370,925        519,661              --        441,687
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                 200,000             --         25,000              --             --
---------------------------------------------------------------------------------------------------------------------
Interest receivable                             907,255         67,738        159,226         181,007        111,397
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold               3,742,679        759,941      1,375,019       1,718,652        280,102
---------------------------------------------------------------------------------------------------------------------
Other assets                                    530,269         44,630             --              --             --
---------------------------------------------------------------------------------------------------------------------
Total assets                                251,620,122     22,138,413     39,378,139      48,853,254     24,028,622
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                --             --             --          61,270             --
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                    --             --        602,073              --             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                19,465          1,683          3,080           3,655          2,017
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed              9,071,756        985,052      1,277,056       1,556,785        811,459
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                           50,717             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables             122,468         38,049         52,074          57,410          1,820
---------------------------------------------------------------------------------------------------------------------
Total liabilities                             9,264,406      1,024,784      1,934,283       1,679,120        815,296
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                     $  242,355,716     21,113,629     37,443,856      47,174,134     23,213,326
---------------------------------------------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption
price per share                          $         1.00           1.00           1.00            1.00           1.00
                                         ----------------------------------------------------------------------------
(outstanding shares of beneficial
interest, $.01 par value, unlimited
number of shares authorized)                242,355,716     21,113,629     37,443,856      47,174,134     23,213,326
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the finanical statements.

                                       17

---------------------------------------------------------------------------------------------------------------------
Statement of Operations
---------------------------------------------------------------------------------------------------------------------

Year ended March 31, 2000                     New York     Pennsylvania      Florida        New Jersey      Michigan
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                 $    6,877,410        407,310        966,193         934,122        915,870
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                  447,684         25,492         60,942          61,901         59,306
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                        314,958         47,280         68,394          65,778         57,082
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                   17,935          2,833          2,232           4,002          2,003
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                    1,017,463         57,937        138,504         139,685         94,179
---------------------------------------------------------------------------------------------------------------------
Auditing                                         45,417          3,206          6,400           6,476          6,200
---------------------------------------------------------------------------------------------------------------------
Legal                                            17,025          2,586          6,405           7,344          6,000
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                      11,441          2,509          4,672           4,300          3,500
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                          17,769          2,000          4,700           4,800          4,563
---------------------------------------------------------------------------------------------------------------------
Registration fees                                27,594         14,031         18,203          20,000         10,000
---------------------------------------------------------------------------------------------------------------------
Other                                            50,741          2,927          2,173           2,985          3,292
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions     1,968,027        160,801        312,625         317,271        246,125
---------------------------------------------------------------------------------------------------------------------
Expense reductions                             (339,484)       (56,015)       (62,174)        (63,605)       (43,907)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions      1,628,543        104,786        250,451         253,666        202,218
---------------------------------------------------------------------------------------------------------------------
Net investment income                         5,248,867        302,524        715,742         680,456        713,652
---------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investments            --             --             --              --       (203,000)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                $    5,248,867        302,524        715,742         680,456        510,652
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the finanical statements.

                                       18

Statements of Changes in Net Assets
                                     New York                     Pennsylvania                      Florida
                         ----------------------------------------------------------------------------------------------
                                Year Ended March 31,           Year Ended March 31,           Year Ended March 31,
                               2000           1999           2000            1999           2000           1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income    $    5,248,867       3,253,164        302,524         97,444         715,742        215,000
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
from investments                     --              --             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
Net increase in net
assets resulting from
operations                    5,248,867       3,253,164        302,524         97,444         715,742        215,000
---------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from net
investment income           (5,248,867)     (3,253,164)      (302,524)       (97,444)       (715,742)      (215,000)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions
at net asset value of
$1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares
sold                      1,282,361,905     822,159,295    133,031,398     33,396,661     271,865,669     83,792,024
---------------------------------------------------------------------------------------------------------------------
Reinvestment of
distributions                 5,200,565       3,177,027        297,118         89,874         696,446        197,011
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed  (1,229,703,912)  (745,036,837)  (118,217,571)   (30,678,600)   (255,572,142)   (71,146,396)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from Fund
share transactions           57,858,558      80,299,485     15,110,945      2,807,935      16,989,973     12,842,639
---------------------------------------------------------------------------------------------------------------------
Capital contribution
from Scudder Kemper (see
Note 5)                              --              --             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
net assets                   57,858,558      80,299,485     15,110,945      2,807,935      16,989,973     12,842,639
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of period                   184,497,158     104,197,673      6,002,684      3,194,749      20,453,883      7,611,244
---------------------------------------------------------------------------------------------------------------------
Net assets at end of
period                   $  242,355,716     184,497,158     21,113,629      6,002,684      37,443,856     20,453,883
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the finanical statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                   New Jersey                      Michigan
                                                        -------------------------------------------------------------

                                                                                                        April 6, 1998
                                                                                                        (commencement
                                                                                                        of operations)
                                                             Year Ended March 31,         Year Ended    to March 31,
                                                             2000            1999       March 31, 2000       1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                   $      680,456 $      187,879  $      713,652 $      853,767
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investments                           --             --        (203,000)            --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from           680,456        187,879         510,652        853,767
operations
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income      (680,456)      (187,879)       (713,652)      (853,767)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                  287,875,213     71,536,512     128,656,343     83,344,755
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                  643,104        168,276         655,873        849,976
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                   (256,673,986)   (61,040,224)   (141,723,917)   (48,669,705)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share       31,844,331     10,664,564    (12,411,701)     35,525,026
transactions
---------------------------------------------------------------------------------------------------------------------
Capital contribution from Scudder Kemper (see Note 5)               --             --         203,000             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                           31,844,331     10,664,564    (12,411,701)     35,525,026
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                           15,329,803      4,665,239      35,625,027        100,000
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                             $   47,174,134 $   15,329,803  $   23,213,326 $   35,625,026
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the finanical statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund
---------------------------------------------------------------------------------------------------------------------

Year ended March 31,                                2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .03           .02           .03           .03           .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment           (.03)         (.02)         (.03)         (.03)         (.03)
   income
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total return (%) (b)                                2.59          2.50          2.90          3.03          3.03
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          242,356       184,497       104,198        60,575        18,527
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)      .97           .98           .98           .96          1.14
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)       .80           .80           .80           .44           .80
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  2.58          2.41          2.83          2.96          2.95
---------------------------------------------------------------------------------------------------------------------


Investors Pennsylvania Municipal Cash Fund
Year ended March 31,                                                            2000          1999        1998(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         .03           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                (.03)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total return (%) (b)                                                            2.58          2.50          2.42**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                       21,114         6,003         3,195
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                 1.39          1.12          1.11*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                   .90           .90           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                              2.61          2.40          2.76*
---------------------------------------------------------------------------------------------------------------------

(a)  For the period May 21, 1997 (commencement of operations) to March 31, 1998.

(b)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Investors Florida Municipal Cash Fund
Year ended March 31,                                                            2000          1999        1998(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         .02           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                (.02)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total return (%) (c)                                                            2.57          2.50          2.41**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                       37,444        20,454         7,611
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                 1.13          1.09           .99*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                   .90           .85           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                              2.58          2.36          2.74*
---------------------------------------------------------------------------------------------------------------------


Investors New Jersey Municipal Cash Fund
Year ended March 31,                                                            2000          1999        1998(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         .02           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                (.02)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total return (%) (c)                                                            2.38          2.26          2.22**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                       47,174        15,330         4,665
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                 1.13          1.12          1.12*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                   .90           .90           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                              2.42          2.13          2.55*
---------------------------------------------------------------------------------------------------------------------

(a)  For the period May 22, 1997 (commencement of operations) to March 31, 1998.

(b)  For the period May 23, 1997 (commencement of operations) to March 31, 1998.

(c)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Year ended March 31,                                                                          2000        1999(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .03           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.03)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total return (%) (b)                                                                          2.77(c)       2.41**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                     23,213        35,625
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                .91           .87*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                 .75           .75*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            2.65          2.62*
---------------------------------------------------------------------------------------------------------------------

(a)  For the period April 6, 1998 (commencement of operations) to March 31,
     1999.

(b)  Total returns would have been lower had certain expenses not been reduced.

(c) Total return for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from Scudder Kemper (See note 5). Without this capital contribution, total return would have been lower.

*    Annualized

**   Not annualized

Notes to Financial Statements


1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers five series of shares -- the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. Each Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. For the year ended March 31, 2000, the Funds incurred the following management fees:


Fund                                                   Management
                                           Management  fee waived
                                              fee      by Scudder   Effective
                                          imposed ($)  Kemper ($)   rate (%)
------------------------------------------------------------------------------
Tax-Exempt New York
Money Market
Fund                                   110,734           336,950       .05
------------------------------------------------------------------------------
Investors
Pennsylvania
Municipal Cash Fund                         --            25,492        --
------------------------------------------------------------------------------
Investors Florida
Municipal Cash Fund                         --            60,942        --
------------------------------------------------------------------------------
Investors New Jersey
Municipal Cash Fund                         --            61,901        --
------------------------------------------------------------------------------
Investors Michigan
Municipal Cash Fund                     15,450            43,856       .06
------------------------------------------------------------------------------

Distribution Services Agreement. Each Fund has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, each Fund pays KDI an annual fee of .50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of .35% of average daily net assets. For the year ended March 31, 2000, the Funds incurred fees as follows:

Fund                                      Distribution  Distribution  Unpaid at
                                          fee imposed   fee waived    March 31,
                                              ($)       by KDI ($)     2000 ($)
-------------------------------------------------------------------------------
Tax-Exempt New York
Money Market Fund                          1,017,463           --     112,319
-------------------------------------------------------------------------------
Investors Pennsylvania
Municipal Cash Fund                           28,307       29,630      12,135
-------------------------------------------------------------------------------
Investors Florida
Municipal Cash Fund                          137,902          602      25,979
-------------------------------------------------------------------------------
Investors New Jersey
Municipal Cash Fund                          139,685           --      46,032
-------------------------------------------------------------------------------
Investors Michigan
Municipal Cash Fund                           94,179           --          --
-------------------------------------------------------------------------------

KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .50% for each Fund, except the Investors Michigan Municipal Cash Fund, for which it pays firms at an annual rate of .35%.

Shareholder Services Agreement. Pursuant to a services agreement with the Trust's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the year ended March 31, 2000, KSvC received shareholder services fees as follows:

Fund                                                                   Unpaid at
                                                            Fee       March 31,
                                                        imposed ($)    2000 ($)
--------------------------------------------------------------------------------
Tax-Exempt New York
Money Market Fund                                         289,681           --
--------------------------------------------------------------------------------
Investors Pennsylvania
Municipal Cash Fund                                        31,790        3,960
--------------------------------------------------------------------------------
Investors Florida
Municipal Cash Fund                                        55,637        2,500
--------------------------------------------------------------------------------
Investors New Jersey
Municipal Cash Fund                                        53,501       10,000
--------------------------------------------------------------------------------
Investors Michigan
Municipal Cash Fund                                        47,344           --
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the year ended March 31, 2000, the Trust made no payments to its officers and incurred trustees' fees of $26,422 to independent trustees.

3. Expense Off-Set Arrangements

Each Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. For the year ended March 31, 2000, each Fund's custodian and transfer agent fees were reduced as follows:

Fund                                                   Custodian     Transfer
                                                          fee       agent fee
                                                     reduction ($) reduction ($)
-------------------------------------------------------------------------------
Tax-Exempt New York
Money Market Fund                                         1,904           630
-------------------------------------------------------------------------------
Investors Pennsylvania
Municipal Cash Fund                                         848            45
-------------------------------------------------------------------------------
Investors Florida
Municipal Cash Fund                                         524           106
-------------------------------------------------------------------------------
Investors New Jersey
Municipal Cash Fund                                       1,602           102
-------------------------------------------------------------------------------
Investors Michigan
Municipal Cash Fund                                           3            48
-------------------------------------------------------------------------------

4. Line of Credit

Each Fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely dispositions of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing.

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Each Fund may borrow up to a maximum  of 33 percent of its net assets  under the agreement.

5. Capital Contribution

On April 15, 1999, Scudder Kemper purchased Michigan Strategic Fund, Thorn Apple Valley, Inc. Project, from the Investors Michigan Municipal Cash Fund for $203,000 in excess of the security's value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from Scudder Kemper. Scudder Kemper received no shares of the Fund or other consideration in exchange for such contribution.

Report of Independent Auditors

The Board of Trustees and Shareholders
Investors Municipal Cash Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund comprising Investors Municipal Cash Fund, as of March 31, 2000, the related statements of operations and changes in net assets and the financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Investors Municipal Cash Fund at March 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods indicated therein in conformity with accounting principles generally accepted in the United States.


Chicago, Illinois                                      /s/Ernst & Young LLP
May 12, 2000




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Tax Information

Of the dividends paid by each Fund for the taxable year ended March 31, 2000, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.


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